Dividend income - Details of dividends related to financial assets at FVTOCI (Details) - Financial assets at fair value through other comprehensive income, category [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Dividend income recognized from assets held equity securities	₩ 29,444	₩ 19,198	₩ 17,936
Trading equity securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Dividend income recognized from assets held equity securities	28,877	₩ 19,198	₩ 17,936
Other equity securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Dividend income recognized from assets held equity securities	₩ 567